Note 12 - Variable Interest Entities and Other Long-Term Investment	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Variable Interest Entity Disclosure [Text Block]

NOTE 12. VARIABLE INTEREST ENTITY AND OTHER LONG-TERM INVESTMENT

(a) Variable interest entity

ASC 810, Consolidation, requires a variable interest entity to be consolidated by a company if that company is the primary beneficiary of that variable interest entity.

To satisfy PRC laws and regulations, the Group conducts its internet information and certain other businesses in the PRC via its variable interest entity. These variable interest entity are directly owned by certain employees of the Company. Capital for the variable interest entity is funded by the Company through loans provided to those employees, and is initially recorded as loans to related parties. These loans are eliminated for accounting purposes with the capital of variable interest entities during consolidation.

Under contractual agreements with the Company, employees who are shareholders of the variable interest entity are required to transfer their ownership in these entity to the Company, if permitted by PRC laws and regulations, or, if not so permitted, to designees of the Company at any time to repay the loans outstanding. All voting rights of the variable interest entity are assigned to the Company, and the Company has the right to designate all directors and senior management personnel of the variable interest entity. Employees who are shareholders of the variable interest entity have pledged their shares in the variable interest entity as collateral for the loans. As of December 31, 2014 and 2015, the aggregate amount of these loans were RMB1,500,000 and RMB21,251,000, respectively.

As of December 31, 2014 and 2015, the Company effectively controlled one variable interest entity, Weidian, which has been included in the consolidated financial statements.

Weidian

Weidian was incorporated in the PRC in 2011 and is an e-Commerce service provider. On January 18, 2011, eFuture Beijing entered into a loan agreement with Zou Hongjun, an employee of the Company, pursuant to which eFuture Beijing provided RMB1,350,000 to him for obtaining 90% of equity interests in Weidian. On January 18, 2011, eFuture Beijing entered into a loan agreement with Zhang Xuejun, an employee of the Company, pursuant to which eFuture Beijing provided RMB150,000 to him for obtaining 10% of equity interests in Weidian. On January 18, 2011, eFuture Beijing entered into share pledge agreements with Zou Hongjun and Zhang Xuejun, respectively, pursuant to which the two employees of the Company pledged all their equity interests in Weidian to eFuture Beijing, and the Company effectively controlled 100% of the interest in Weidian through Zou Hongjun and Zhang Xuejun under the contractual agreements amongst them.

In order to provide more capital to Weidian, on April 13, 2015, the Company entered into a loan agreement with Zou Hongjun, an employee of the Company, pursuant to which the Company provided RMB17,775,900 (US$2,744,126) to him for obtaining 90% of equity interests in Weidian. On April 13, 2015, the Company entered into a loan agreement with Zhang Xuejun, an employee of the Company, pursuant to which the Company provided RMB1,975,100 (US$304,347) to him for obtaining 10% of equity interests in Weidian. eFuture Beijing also entered into a series amended and restated Loan Agreement, Share Pledge Agreement, Exclusive Option Agreement, and Exclusive Business Cooperation Agreement with Zou Hongjun, Zhang Xuejun and Weidian, respectively, on April 13, 2015, and the Company effectively controlled 100% of the interest in Weidian through Zou Hongjun and Zhang Xuejun under the contractual agreements amongst them. As of December 31, 2015, the aggregate amount of these loans to Zou Hongjun and Zhang Xuejun were RMB21,251,000 and RMB1,500,000, respectively. As of December 31, 2014, the aggregate amount of these loans to Zou Hongjun and Zhang Xuejun were RMB1,350,000 and RMB150,000, respectively.

Weidian is eFuture Beijing’s VIE. The selected financial data of Weidian for the years ended December 31, 2014 and 2015 and as of December 31, 2014 and 2015 were as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2014	2015	2015
Total assets	¥1,274,631	¥19,383,313	$2,992,268
Total liabilities	916,514	1,375,226	212,298
Revenues	-	-	-
Net loss	239,133	2,101,030	324,343
Net cash provided by (used in) operating activities	783,358	(2,657,665)	(410,273)
Net cash (used in) investing activities	-	(11,329,122)	(1,748,915)
Net cash provided by financing activities	-	19,751,000	3,049,029

(b) Other long-term investment

Other long-term investment includes the investment in which the Group does not have the ability to exercise significant influence (generally, when the Group has an investment of less than 20% ownership) and for which there is not a readily determinable fair value, is accounted for using the cost method. Dividends and other distributions of earnings from investee, if any, are included in income when declared.

On March 15, 2010, the Company purchased 15% interest of Fuji Saiwei (Beijing) Technology Co., Ltd., (“cFuture”). The Company recorded an investment on cFuture of RMB240,000 by applying the cost method of accounting. cFuture was incorporated in PRC in 2009 and engages in e-Retail business to render e-service to the retailers.

The Company is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. As of December 31, 2011, the Company determined that such events and changes occurred and were other-than-temporary. Thus, impairment of RMB240,000 was made to write down the asset to its fair value and take the corresponding charge to the consolidated statements of operations during the year ended December 31, 2011.

For the years ended December 31, 2014 and 2015, no impairment loss was recorded in the consolidated financial statements.